Exhibit 99.15

Loan Number	Issue Detail	Issue Check Result	Address Variation	Applicant Not in Title	No Open Mortgage	Delinquent OR Unpaid Taxes	Other Lien Amount Before Subject	Federal Tax Lien	State Tax Lien	Subject Mortgage Found	Subject in 1st Position	Subject Mortgage Foreclosed	Break in Assignment Chain	Assigned to Counterparty	Break in Assignment Chain Detail	Address Variation Detail	Property in Super Lien State?	MERS	Last Deed of Record Grantee	Subject Mortgage Original Grantee	Subject Mortgage Last Grantee	Subject Mortgage Last Assignment Addl Info	Subject Mortgage Amount	Subject Mortgage Lien Position	Subject Mortgage Modified?	Modification Amount	Modification Date	Subject Mortgage Modification Purpose	Senior Mortgages Count	Total Senior Mortgage Amount	Junior Mortgages Count	Total Junior Mortgage Amount	State Tax Lien Amount Before Subject	State Tax Lien Amount After Subject	Federal Tax Lien Amount Before Subject	Federal Tax Lien Amount After Subject	HOA Lien Amount Before Subject	HOA Lien Amount After Subject	Municipal Lien Amount Before Subject	Municipal Lien Amount After Subject	Other Lien Amount Before Subject	Other Lien Amount After Subject	Total Lien Amount Before Subject	Total Lien Amount After Subject (includes Delinquent Tax)	Total Lien Amount (includes Delinquent Tax)	Current Tax Amount	Delinquent Tax Amount	Total Tax Amount	Addl Info	Tax Info 1	Tax Info 2
OBX2025J1010		PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	N/A			Y		XXX and XXX, a XXX, as XXX by the entirety	MERS as Nominee for XXX	MERS as Nominee for XXX	N/A	XXX	1	N				0	$0.00	0	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$10,753.70	$0.00	$10,753.70	"Property Type: XXX"	No Assessment Breakdown Provided. Annual : XX/XX/XXXX County Tax amount $XXX Paid
OBX2025J1002	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	N/A	Y	XXX, XXX	Mers as nominee for XXX	Mers as nominee for XXX	N/A	XXX	1	N	0	$0.00	0	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$22,391.02	$0.00	$22,391.02	"Property Type: XXX State of XXX Permits recorded on XX/XX/XXXX in Instrument No. XXX, Book XXX, Page XXX."	Quarterly:
XX/XX/XXXX County Tax XXXst Qtr amount $XXX paid.
XX/XX/XXXX County Tax XXXnd Qtr amount $XXX paid.
XX/XX/XXXX County Tax XXXrd Qtr amount $XXX paid.
XX/XX/XXXX County Tax XXXth Qtr amount $XXX paid.

Quarterly:
XX/XX/XXXX County Tax XXXst Qtr amount $XXX paid.
XX/XX/XXXX County Tax XXXnd Qtr amount $XXX due.
XX/XX/XXXX County Tax XXXrd Qtr amount Unavailable.
																																																		XX/XX/XXXX County Tax XXXth Qtr amount Unavailable.
OBX2025J1003		PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	N/A			Y		XXX, a XXX	MERS as nominee for XXX	XXX its successors and assigns	Mortgage recorded on XX/XX/XXXX, in Instrument XXX	XXX	1	N				0	$0.00	1	$80,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$15,334.64	$0.00	$15,334.64	"Property Type: XXX &#x0D; Limited Power of Attorney recorded on XX/XX/XXXX, in Instrument No. XXX"	No assessment breakdown provided. Annual: XX/XX/XXXX County Tax amount $XXX Paid at discount (Base Amount $XXX)
OBX2025J1004		PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	N/A			N		XXX, a XXX	MERS, as nominee for XXX dba XXX	MERS, as nominee for XXX dba XXX	N/A	XXX	1	N				0	$0.00	0	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$18,122.22	$0.00	$18,122.22	$18,122.22	$21,162.64	$0.00	$21,162.64	"Property Type: XXX"
OBX2025J1001		PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	N/A			N		XXX, an XXX and XXX, an XXX as joint tenants	MERS, as nominee for XXX	XXX	To reference Deed of Trust as Instrument No. XXX.	XXX	1	N				0	$0.00	0	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$28,714.73	$0.00	$28,714.73	$28,714.73	$18,160.26	$0.00	$18,160.26	"Property Type: XXX"
OBX2025J1007		PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	N/A			N		XXX	XXX., as nominee for XXX.	XXX, as nominee for XXX.	N/A	XXX	1	N				0	$0.00	2	$1,024,226.24	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	"Property Type is XXX. No Current/Expired XXX Located."	TAXES UNAVAILABLE ONLINE
OBX2025J1008		PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	N/A			N		XXX and XXX, XXX and XXX	XXX., as nominee for XXX	XXX., as nominee for XXX	N/A	XXX	1	N				0	$0.00	0	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$15,887.37	$0.00	$15,887.37	"Property Type is XXX. XXX in Last 12M: XXX; XXX reflected in XXX Chain: No Affidavit to the Public Recorded on XX/XX/XXXX as Instrument no. XXX. Deed of Trust supporting Vendor’s Lien is Still Open."	XX/XX/XXXX taxes are paid in the amount of $XXX on XX/XX/XXXX, XXX priors , Homestead exemptions , Agricultural Value: $XXX, Acre XXX, Not inside City limits. ,
OBX2025J1005	Other Lien Amount Before Subject	FAIL	PASS	PASS	PASS	PASS	FAIL	PASS	PASS	PASS	PASS	PASS	PASS	N/A	N	XXX (aka XXX) XXX	XXX., as nominee for XXX	XXX., as nominee for XXX	N/A	XXX	1	N	0	$0.00	0	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$53,847.29	$6,626.27	$0.00	$6,626.27	$53,847.29	$60,473.56	$5,154.28	$0.00	$5,154.28	"Property Type is XXX. XXX Recorded on XX/XX/XXXX, at Book/Page XXX, Inst. XXX to correct the legal description from Deed Recorded XX/XX/XXXX, at Book/Page XX/XX/XXXX."	XX/XX/XXXX County taxes are paid with P/I in the amount of $XXX on XX/XX/XXXX and XX/XX/XXXX City taxes are paid with P/I in the amount of $XXX on XX/XX/XXXX, No priors , XXX Exemptions , Assessment breakdown N/A,
																																																		XXX Transferred/Sold payment status to be confirmed through check request.
OBX2025J1009		PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	PASS	N/A			Y		XXX and XXX, XXX and XXX as XXX by the Entirety	MERS as nominee for XXX	MERS as nominee for XXX	N/A	XXX	1	N				0	$0.00	0	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	"Property Type: XXX; Address Variance: XXX"	taxes are not available. The fee is not approved.